Equipment and Improvements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment and improvements, net	$ 236,532	$ 0
Depreciation	$ 6,723	$ 0